ProShares Russell 2000 Income Accelerator ETF N-1A Cover	May 31, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	ProShares Trust
Entity Central Index Key	0001174610
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Prospectus Date	Jul. 24, 2026